Current Liabilities - Warrants Financial Liability (Tables)	6 Months Ended
Jun. 30, 2024
Current Liabilities - Warrants Financial Liability [Abstract]
Schedule of Current Liabilities - Warrants Financial Liability
	June 30, 2024	December 31, 2023
	$	$
	Unaudited
Warrants at fair value	1,555,632	1,075,808

Schedule of Assumptions were Based on Observable Market Conditions	The following assumptions were based on observable market conditions that existed at December 31, 2023 and of June 30, 2024:
Assumption	At December 31, 2023		At June 30, 2024
Value methodology	Level 1	Level 1	Level 1	Level 1
Exercise price	$5.0	$5.16	$5.0	$5.16
Share price	$0.367	$0.367	$0.130	$0.130
Fair value per warrant	$0.367	$0.367	$0.130	$0.130
	At issue date		At June 30, 2024
Assumption Value methodology	Level 2	Level 2	Level 2	Level 2
Historical volatility	86%	86%	86%	86%
Exercise price	$0.000	$1.550	$0.000	$1.550
Share price	$1.270	$1.270	$0.965	$0.965
Risk-free interest rate	4.3%	4.3%	4.3%	4.3%
Dividend yield	0%	0%	0%	0%
Fair value per warrant	$1.270	$0.574	$0.965	$0.406

Schedule of Summary of Changes in Warrants Issued	A summary of changes in August 2022 Warrants and January 2024 Warrants issued by the Company during the year ended June 30, 2024, is as follows:
	Fair value measurements using input type
	Level 1	Level 2	Level 3
Balance as of December 31, 2023	$1,075,808	$-	-
Warrants issued during the period		2,945,971
Transfer upon exercise of warrants		(1,173,776)
Fair value gain recognized in unaudited interim condensed consolidated statement of profit or loss and other comprehensive income	(694,732)	(597,639)	-
Warrant liability as of June 30, 2024	$381,076	$1,174,556	-